Leases - Schedule of Future Minimum Lease Payments Under Operating and Finance Leases (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Operating Leases
2026	$ 18,970
2027	15,352
2028	8,959
2029	6,459
2030	4,631
Thereafter	36,760
Total undiscounted cash flows	91,131
Less: Imputed interest	(28,706)
Present value of lease liabilities	62,425
Finance Leases
2026	6,979
2027	7,064
2028	7,750
2029	4,921
2030	3,558
Thereafter	0
Total undiscounted cash flows	30,272
Less: Imputed interest	(6,662)
Present value of lease liabilities	$ 23,610